Segments (Details 1)	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	$ 40,753,476	¥ 290,441,871	¥ 263,642,156
Mainland PRC [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	33,607,255	239,512,194	253,706,643
Hong Kong Revenues [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	4,355,250	31,038,985
International [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	$ 2,790,971	¥ 19,890,692	¥ 9,935,513